UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/08

Check here if Amendment [ ]; Amendment Number:
                                               -----

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Parnassus Investments
Address: 1 Market Street, Suite 1600
         San Francisco, CA 94105

Form 13F File Number: 28-05022

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Marc C. Mahon
Title:   Chief Financial Officer & Treasurer
Phone:   (415) 778-0200

Signature, Place, and Date of Signing:


/S/ Marc C. Mahon             San Francisco, CA        08/05/08
-----------------------       -------------------      ---------
[Signature]                   [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:        102

Form 13F Information Table Value Total:  1,269,013
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

PAGE: 1 OF: 4      FORM 13F              NAME OF REPORTING MANAGER: Parnassus Investments                 #28-05022   DATE:06/30/08


      ITEM 1:           ITEM 2:       ITEM 3:        ITEM 4:       ITEM 5:           ITEM 6:        ITEM 7:         ITEM 8:
   NAME OF ISSUER    TITLE OF CLASS   CUSIP        FAIR MARKET   SHARES OR   INVESTMENT  DISCRETION MANAGER  VOTING  AUTHORITY
                                      NUMBER          VALUE      PRINC. AMT.   SOLE  SHARED  OTHER          SOLE    SHARED    NONE
Intel Corp. CONV      CONVERTIBLE    458140AD2              974    1,000,000    X                           1000000
2.950%, due 12/15/35
Maxtor Corp. CONV     CONVERTIBLE    577729AC0            1,573    1,500,000    X                           1500000
6.800%, due 04/30/10
Prologis CONV         CONVERTIBLE    743410AR3            2,163    2,500,000    X                           2500000
1.875%, due 11/15/37
Accenture Ltd.        COMMON STOCK   G1150G111           12,216      300,000    X                            300000
ADP Inc.              COMMON STOCK   053015103           12,570      300,000    X                            300000
Autodesk Inc.         COMMON STOCK   052769106            3,668      108,500    X                            108500
AFLAC Inc.            COMMON STOCK   001055102           21,446      341,500    X                            341500
Altera Corp.          COMMON STOCK   021441100            6,759      326,500    X                            326500
Applied Materials     COMMON STOCK   038222105            1,718       90,000    X                             90000
AMB Property Corp.    COMMON STOCK   00163T109           16,877      335,000    X                            335000
Apache Corp.          COMMON STOCK   037411105           13,900      100,000    X                            100000
American Express Co.  COMMON STOCK   025816109            4,351      115,500    X                            115500
Build-A-Bear WS Inc.  COMMON STOCK   120076104              131       18,000    X                             18000
Best Buy Co., Inc.    COMMON STOCK   086516101            3,287       83,000    X                             83000
Baldor Electric Co.   COMMON STOCK   057741100              315        9,000    X                              9000
Black Hills Corp.     COMMON STOCK   092113109           22,999      717,387    X                            717387
Barr Pharmaceuticals  COMMON STOCK   068306109            5,229      116,000    X                            116000
Cardinal Health Inc.  COMMON STOCK   14149Y108           25,274      490,000    X                            490000
Cooper Industries     COMMON STOCK   G24182100            8,117      205,500    X                            205500
Cognex Corp.          COMMON STOCK   192422103            3,043      132,000    X                            132000
Chemed Corp.          COMMON STOCK   16359R103           24,909      680,400    X                            680400
Ciena Corp.           COMMON STOCK   171779309            5,978      258,000    X                            258000
Computer Prog & Syst  COMMON STOCK   205306103              295       17,000    X                             17000
Cisco Systems Inc.    COMMON STOCK   17275R102           25,981    1,117,000    X                           1117000
Cognizant Tech Corp.  COMMON STOCK   192446102           11,151      343,000    X                            343000
Cymer Inc.            COMMON STOCK   232572107            2,957      110,000    X                            110000
DR Horton Inc.        COMMON STOCK   23331A109            6,326      583,000    X                            583000
Danaher Corp.         COMMON STOCK   235851102           36,718      475,000    X                            475000
Genentech Inc.        COMMON STOCK   368710406           28,463      375,000    X                            375000
Ecolab Inc.           COMMON STOCK   278865100           13,757      320,000    X                            320000
Energen Corp.         COMMON STOCK   29265N108           19,508      250,000    X                            250000
First Horizon Ntl.    COMMON STOCK   320517105            2,757      371,000    X                            371000
Fannie Mae            COMMON STOCK   313586109            1,171       60,000    X                             60000
Freddie Mac           COMMON STOCK   313400301            3,772      230,000    X                            230000
Forest Laboratories   COMMON STOCK   345838106            5,350      154,000    X                            154000
Graco Inc.            COMMON STOCK   384109104            3,445       90,500    X                             90500
Corning Inc.          COMMON STOCK   219350105            4,495      195,000    X                            195000
Google Inc.           COMMON STOCK   38259P508           48,115       91,400    X                             91400
Gen-Probe Inc.        COMMON STOCK   36866T103            6,647      140,000    X                            140000
Goldman Sachs Group   COMMON STOCK   38141G104            1,294        7,400    X                              7400
Harmonic Inc.         COMMON STOCK   413160102              143       15,000    X                             15000
IBM Corp.             COMMON STOCK   459200101           19,617      165,500    X                            165500
Intel Corp.           COMMON STOCK   458140100           20,567      957,500    X                            957500
Intuit Inc.           COMMON STOCK   461202103           24,082      873,500    X                            873500
Illinois Tool Works   COMMON STOCK   452308109              475       10,000    X                             10000
Jack Henry & Assoc.   COMMON STOCK   426281101           17,507      809,000    X                            809000
Johnson & Johnson     COMMON STOCK   478160104           46,003      715,000    X                            715000
JPMorgan Chase & Co.  COMMON STOCK   46625H100           28,477      830,000    X                            830000
KB Home               COMMON STOCK   48666K109            1,354       80,000    X                             80000
K-Swiss Inc.          COMMON STOCK   482686102              279       19,000    X                             19000
Laboratory Corp.      COMMON STOCK   50540R409           21,237      305,000    X                            305000
Linear Technology     COMMON STOCK   535678106           24,232      744,000    X                            744000
Lowe's Cos., Inc.     COMMON STOCK   548661107            4,980      240,000    X                            240000
Lam Research Corp.    COMMON STOCK   512807108            5,350      148,000    X                            148000
Lattice Semicon Corp  COMMON STOCK   518415104            4,226    1,350,000    X                           1350000
Microchip Tech Inc.   COMMON STOCK   595017104           11,300      370,000    X                            370000
MDU Resources Group   COMMON STOCK   552690109           34,999    1,004,000    X                           1004000
Mitcham Industries    COMMON STOCK   606501104              171       10,000    X                             10000
McCormick & Co.       COMMON STOCK   579780206           15,512      435,000    X                            435000
3M Co.                COMMON STOCK   88579Y101           29,103      418,200    X                            418200
Microsoft Corp.       COMMON STOCK   594918104           48,872    1,776,500    X                           1776500
Micron Technology     COMMON STOCK   595112103              126       21,000    X                             21000
Nordson Corp.         COMMON STOCK   655663102              364        5,000    X                              5000
NetApp Inc.           COMMON STOCK   64110D104            5,729      264,500    X                            264500
Novartis AG (ADR)     COMMON STOCK   66987V109           14,943      271,500    X                            271500
Northwest NaturalGas  COMMON STOCK   667655104            6,014      130,000    X                            130000
ONEOK Inc.            COMMON STOCK   682680103            1,465       30,000    X                             30000
Ormat Technologies    COMMON STOCK   686688102            6,639      135,000    X                            135000
Otter Tail Corp.      COMMON STOCK   689648103           11,649      300,000    X                            300000
Paychex Inc.          COMMON STOCK   704326107            5,239      167,500    X                            167500
Procter & Gamble Co.  COMMON STOCK   742718109           28,277      465,000    X                            465000
Pulte Homes Inc.      COMMON STOCK   745867101            6,317      656,000    X                            656000
ProLogis              COMMON STOCK   743410102           26,740      492,000    X                            492000
Pentair Inc.          COMMON STOCK   709631105            3,502      100,000    X                            100000
Pepco Holdings Inc.   COMMON STOCK   713291102           15,390      600,000    X                            600000
Powerwave Tech Inc.   COMMON STOCK   739363109            6,906    1,625,000    X                           1625000
Qualcomm Inc.         COMMON STOCK   747525103            6,833      154,000    X                            154000
Rohm & Haas Co.       COMMON STOCK   775371107           23,917      515,000    X                            515000
IMS Health Inc.       COMMON STOCK   449934108            4,870      209,000    X                            209000
Smith Intl Inc.       COMMON STOCK   832110100           23,695      285,000    X                            285000
SLM Corp.             COMMON STOCK   78442P106            6,695      346,000    X                            346000
Seagate Technology    COMMON STOCK   G7945J104            2,085      109,000    X                            109000
Southern Union Co.    COMMON STOCK   844030106           17,563      650,000    X                            650000
Sysco Corp.           COMMON STOCK   871829107           19,876      722,500    X                            722500
Teva Pharm Ltd (ADR)  COMMON STOCK   881624209           14,885      325,000    X                            325000
Teleflex Inc.         COMMON STOCK   879369106           54,311      977,000    X                            977000
Target Corp.          COMMON STOCK   87612E106            6,230      134,000    X                            134000
Toll Brothers Inc.    COMMON STOCK   889478103            3,531      188,500    X                            188500
Tower Group Inc.      COMMON STOCK   891777104            6,590      311,000    X                            311000
Texas Instruments     COMMON STOCK   882508104            2,309       82,000    X                             82000
Ultra Petroleum Corp  COMMON STOCK   903914109            3,083       31,400    X                             31400
Valero Energy Corp.   COMMON STOCK   91913Y100            9,718      236,000    X                            236000
ViroPharma Inc.       COMMON STOCK   928241108            4,424      400,000    X                            400000
Valeant Pharm Intl.   COMMON STOCK   91911X104           20,960    1,225,000    X                           1225000
Vishay Intertech      COMMON STOCK   928298108            1,029      116,000    X                            116000
Walgreen Co.          COMMON STOCK   931422109            4,373      134,500    X                            134500
WD-40 Co.             COMMON STOCK   929236107           12,227      418,000    X                            418000
Wells Fargo & Co.     COMMON STOCK   949746101           43,676    1,839,000    X                           1839000
Waste Management Inc  COMMON STOCK   94106L109           33,581      890,500    X                            890500
W&T Offshore Inc.     COMMON STOCK   92922P106           11,351      194,000    X                            194000
XTO Energy Inc.       COMMON STOCK   98385X106           13,702      200,000    X                            200000
Zhone Technologies    COMMON STOCK   98950P108               16       20,000    X                             20000

GRAND TOTAL:                                          1,269,013